Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities as of September 30, 2023 and 2022 consisted of the following:
	September 30, 2023	September 30, 2022
Deferred government subsidies	$910,709	$999,685
Current portion of long-term payable	-	165,144
Notes payable	-	150,973
Taxes payable	54,174	250,718
Wages payable	105,079	91,049
Interest payable	304,222	281,165
Other payables and accruals	669,646	11,028
Total	$2,043,830	$1,950,122